Liquidity and Going Concern (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands						2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 27, 2023	Apr. 30, 2023	Mar. 21, 2023	Nov. 17, 2022	Sep. 28, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 08, 2023	Nov. 10, 2022
Liquidity and Going Concern [Line Items]
Shares issued, shares									250,000
Negative working capital							$ 203,100		$ 203,100		$ 15,200
Cash and cash equivalents							1,954		1,954		2,184	$ 4,338
Loss from operations							(38,805)	$ (10,616)	(87,092)	$ (30,893)	(50,634)	(35,838)	$ (35,258)
Net cash used in operating activities									15,300		21,300
Accumulated deficit							$ (468,845)		(468,845)		$ (375,914)	$ (352,550)
Principle amount of issued debt									$ 25,000
Common stock, par value							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Proceeds from related party									$ 0	$ 51,900	$ 51,900	$ 47,850	$ 18,400
Principal laon amount	$ 30,000
Outstanding balance of revolving facility									6,900
Convertible Debt Issued And Sold							$ 8,970		8,970		$ 0
Equity Purchase Agreement with Yorkville and B. Riley [Member]
Liquidity and Going Concern [Line Items]
Convertible Debenture principal Amount			$ 25,000
Principle amount of issued debt									25,000
Convertible Debt Issued And Sold							$ 24,000		24,000
A&R Yorkville Purchase Agreement
Liquidity and Going Concern [Line Items]
Principle amount of issued debt		$ 15,000
Right to sell maximum number of common stock shares				$ 500,000					$ 500,000
Common stock, par value				$ 0.0001
Funding Commitment Letter [Member] | Maximum [Member]
Liquidity and Going Concern [Line Items]
Debt, Maximum Amount During Period														$ 500,000
Sorrento [Member]
Liquidity and Going Concern [Line Items]
Proceeds from related party					$ 34,000
Scilex Pharma Notes [Member]
Liquidity and Going Concern [Line Items]
Repayments of debt						$ 41,400
Debt principal forgive					$ 28,000